Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 109,625,660	$ 3,567,382	$ 58,496,432	$ 22,542,750
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	41,328,374	1,344,887	44,179,632	46,163,693
Amortization	2,841,334	92,461	2,894,942	2,744,383
Expected credit impairment losses (gains)	2,723	89	(6,121)	(392,145)
Net loss (gain) of financial assets and liabilities at fair value through profit or loss	1,247,962	40,610	(2,892,470)	(2,011,403)
Interest expense	1,785,311	58,097	1,868,089	2,004,418
Interest income	(2,022,314)	(65,809)	(575,719)	(737,913)
Dividend income	(2,163,043)	(70,389)	(1,653,006)	(698,155)
Share-based payment	1,351,738	43,988	1,745,745	959,219
Share of profit of associates and joint ventures	(1,626,103)	(52,916)	(5,193,495)	(1,300,263)
Gain on disposal of property, plant and equipment	(482,983)	(15,717)	(143,735)	(1,137,320)
Loss (gain) on disposal of investments	(50,553)	(1,645)	16,388	91,070
Loss on repurchases of bonds	203,851	6,634	0	0
Exchange loss (gain) on financial assets and liabilities	2,436,159	79,276	(505,434)	(1,386,657)
Loss (gain) on lease modification	(1,162)	(38)	6	(1,765)
Amortization of deferred government grants	(4,163,746)	(135,495)	(4,069,055)	(3,994,818)
Others	0	0	243,447	0
Income and expense adjustments	40,687,548	1,324,033	35,909,214	40,302,344
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	14,825	483	119,904	876,876
Contract assets	(47,842)	(1,557)	(81,887)	(49,108)
Notes receivable and accounts receivable	(1,115,482)	(36,299)	(8,590,622)	(1,501,100)
Other receivables	(914,736)	(29,767)	134,111	(224,488)
Inventories	(7,637,528)	(248,537)	(871,589)	(1,014,039)
Other current assets	(4,041,038)	(131,501)	(227,852)	2,981,984
Contract fulfillment costs	(97,027)	(3,157)	(71,828)	4,200
Contract liabilities	(252,594)	(8,220)	1,637,105	1,072,225
Accounts payable	490,949	15,976	688,652	(944,909)
Other payables	9,230,484	300,374	4,092,040	2,247,473
Other current liabilities	791,279	25,750	(506,837)	(593,710)
Net defined benefit liabilities	(711,115)	(23,141)	(482,809)	(55,300)
Other noncurrent liabilities	(8,039)	(262)	71,430	53,743
Cash generated from operations	146,015,344	4,751,557	90,315,464	65,698,941
Interest received	1,852,783	60,292	505,379	758,235
Dividend received	4,132,529	134,479	3,006,829	1,041,972
Interest paid	(1,422,337)	(46,285)	(1,539,069)	(1,735,327)
Income tax paid	(4,717,790)	(153,524)	(1,936,712)	(18,629)
Net cash provided by operating activities	145,860,529	4,746,519	90,351,891	65,745,192
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(1,041,792)	(33,902)	(921,916)	(1,118,572)
Proceeds from disposal of financial assets at fair value through profit or loss	773,318	25,165	439,145	326,127
Acquisition of financial assets measured at amortized cost	(1,682,788)	(54,760)	(37,141,310)	(18,422,183)
Proceeds from redemption of financial assets measured at amortized cost	30,179,933	982,100	22,132,639	5,984,342
Acquisition of investments accounted for under the equity method	0	0	0	(59,900)
Proceeds from disposal of investments accounted for under the equity method	0	0	0	30,611
Increase in prepayment for investments	0	0	(5,025)	0
Proceeds from capital reduction and liquidation of investments	0	0	42,150	27,200
Disposal of subsidiary	0	0	714,358	(785,772)
Acquisition of property, plant and equipment	(80,127,628)	(2,607,472)	(48,034,633)	(26,345,302)
Proceeds from disposal of property, plant and equipment	669,282	21,779	216,314	1,737,125
Increase in refundable deposits	(558,491)	(18,174)	(274,015)	(160,254)
Decrease in refundable deposits	186,175	6,058	220,750	448,893
Acquisition of intangible assets	(2,756,155)	(89,689)	(1,924,924)	(2,009,031)
Government grants related to assets acquisition	173,909	5,659	2,498,984	242,264
Increase in other noncurrent assets	(243,084)	(7,910)	(125,917)	(7,049)
Decrease in other noncurrent assets	55	2	0	0
Net cash used in investing activities	(54,427,266)	(1,771,144)	(62,163,400)	(40,111,501)
Cash flows from financing activities:
Increase in short-term loans	228,980	7,451	7,205,015	16,271,732
Decrease in short-term loans	(2,194,664)	(71,418)	(16,179,231)	(17,205,124)
Cash payments for the principal portion of the lease liability	(712,854)	(23,197)	(699,680)	(726,626)
Proceeds from bonds issued	0	0	25,760,800	0
Bonds issuance costs	0	0	(57,108)	0
Redemption of bonds	(13,305,050)	(432,966)	(2,000,000)	(13,702,875)
Proceeds from long-term loans	2,319,371	75,476	15,560,661	13,528,900
Repayments of long-term loans	(21,135,630)	(687,785)	(11,472,124)	(13,391,980)
Increase in guarantee deposits	15,823,396	514,917	14,812,963	303,720
Decrease in guarantee deposits	(838,455)	(27,285)	(593,555)	(363,539)
Cash dividends and cash distributed from additional paid-in capital	(37,445,300)	(1,218,526)	(19,871,129)	(9,765,694)
Treasury stock acquired	0	0	0	(1,678,272)
Treasury stock sold to employees	0	0	0	1,677,900
Change in non-controlling interests	5,456	178	23,430	(551,608)
Others	0	0	65	2,120
Net cash provided by (used in) financing activities	(57,254,750)	(1,863,155)	12,490,107	(25,601,346)
Effect of exchange rate changes on cash and cash equivalents	7,018,133	228,380	(2,104,503)	(1,476,786)
Net increase (decrease) in cash and cash equivalents	41,196,646	1,340,600	38,574,095	(1,444,441)
Cash and cash equivalents at beginning of year	132,622,131	4,315,722	94,048,036	95,492,477
Cash and cash equivalents at end of year	$ 173,818,777	$ 5,656,322	$ 132,622,131	$ 94,048,036